UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam High Yield Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
A2	0.28%
A3	0.44
Baa1	0.16
Baa2	0.60
Baa3	3.34
Ba1	5.56
Ba2	8.06
Ba3	12.41
B1	10.52
B2	12.85
B3	15.90
CCC, CC, C	5.28
Equities	4.49
Not Rated	9.37
Short Term Investments	10.74
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,100.50	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.72
Investor Class
Actual	$1,000.00	$1,097.80	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.45
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 477,831	Air Methods Corp(b) 5.83%, 04/22/2024 3-mo. LIBOR + 3.50%	$ 386,745
473,303	Ascend Learning LLC(b) 5.40%, 07/12/2024 1-mo. LIBOR + 3.00%	464,724
930,000	Asurion LLC(b) 8.90%, 08/04/2025 1-mo. LIBOR + 6.50%	942,013
441,619	Avaya Inc TLB(b) 6.65%, 12/15/2024 1-mo. LIBOR + 4.25%	421,967
1,053,500	Brand Energy & Infrastructure Services Inc(b) 6.84%, 06/21/2024 1-mo. LIBOR + 4.25%	1,020,051
	California Resources Corp(b)
390,000	12.78%,12/31/2021 1-mo. LIBOR + 10.38%	395,363
395,000	7.15%,12/31/2022 1-mo. LIBOR + 4.75%	375,908
218,017	Capital Automotive LP TLB(b) 8.41%, 03/24/2025 1-mo. LIBOR + 6.00%	218,017
513,356	CPG International LLC(b) 5.93%, 05/06/2024 6-mo. LIBOR + 3.75%	503,731
224,304	Diamond BC BV(b) 5.58%, 09/06/2024 1-mo. LIBOR + 3.00%	196,827
200,000	Dun & Bradstreet Corp(b) 7.40%, 02/06/2026 1-mo. LIBOR + 5.00%	200,000
1,308,425	Financial & Risk US Holdings Inc(b) 6.15%, 10/01/2025 1-mo. LIBOR + 3.75%	1,267,771
193,428	FTS International Inc(b) 7.15%, 04/16/2021 1-mo. LIBOR + 4.75%	192,884
198,821	Gates Global LLC(b) 5.15%, 04/01/2024 1-mo. LIBOR + 2.75%	197,468
513,064	GFL Environmental Inc(b) 5.40%, 05/30/2025 1-mo. LIBOR + 3.00%	503,957
717,750	HFOTCO LLC TLB(b) 5.16%, 06/26/2025 1-mo. LIBOR + 2.75%	714,161
283,023	iHeartCommunications Inc(b) 6.40%, 05/01/2026 1-mo. LIBOR + 4.00%	283,318
	Jo-Ann Stores LLC(b)
300,039	7.59%,10/20/2023 1-mo. LIBOR + 5.00%	264,035
507,387	11.84%,05/21/2024 1-mo. LIBOR + 9.25%	410,983
955	Keane Group Holdings LLC(b) 6.19%, 05/26/2025 1-mo. LIBOR + 3.75%	946
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 505,000	Lower Cadence Holdings LLC(b) 6.40%, 05/22/2026 1-mo. LIBOR + 4.00%	$ 503,106
1,214,079	Navistar Inc TLB(b) 5.91%, 11/06/2024 1-mo. LIBOR + 3.50%	1,211,044
749,875	Ortho-Clinical Diagnostics Inc(b) 5.68%, 06/30/2025 1-mo. LIBOR + 3.25%	720,193
127,110	Rackspace Hosting Inc TLB(b) 5.58%, 11/03/2023 2-mo. LIBOR + 3.00%	116,941
	Robertshaw US Holding Corp(b)
369,281	5.94%,02/28/2025 1-mo. LIBOR + 3.50%	339,739
390,000	10.44%,02/28/2026 1-mo. LIBOR + 8.00%	331,500
520,413	Talbots Inc(b) 9.33%, 11/28/2022 3-mo. LIBOR + 7.00%	519,111
576,827	Titan Acquisition Ltd(b) 5.40%, 03/28/2025 1-mo. LIBOR + 3.00%	549,572
820,000	Travelport Finance SARL(b) 7.54%, 05/29/2026 3-mo. LIBOR + 5.00%	769,980
363,175	Traverse Midstream Partners LLC(b) 6.59%, 09/27/2024 1-mo. LIBOR + 4.00%	358,181
523,604	Vertiv Group Corp TLB(b) 6.33%, 11/30/2023 3-mo. LIBOR + 4.00%	496,442
599,013	WideOpenWest Finance LLC TLB(b) 5.65%, 08/18/2023 1-mo. LIBOR + 3.25%	584,536
TOTAL BANK LOANS — 5.99% (Cost $16,047,396)		$ 15,461,214
CORPORATE BONDS AND NOTES
Basic Materials — 7.48%
	Allegheny Technologies Inc
245,000	5.95%, 01/15/2021	251,738
530,000	7.88%, 08/15/2023	567,921
330,000	Alpha 3 BV / Alpha US Bidco Inc(c) 6.25%, 02/01/2025	325,050
	ArcelorMittal
95,000	6.13%, 06/01/2025	107,938
560,000	7.00%, 10/15/2039	663,932
485,000	Axalta Coating Systems LLC(c) 4.88%, 08/15/2024	499,550
895,000	Big River Steel LLC / BRS Finance Corp(c) 7.25%, 09/01/2025	940,242

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 585,000	CF Industries Inc 4.95%, 06/01/2043	$ 523,575
	Chemours Co
125,000	6.63%, 05/15/2023	129,296
510,000	7.00%, 05/15/2025	532,950
280,000	5.38%, 05/15/2027	266,700
46,000	Cleveland-Cliffs Inc 5.75%, 03/01/2025	45,770
990,000	Compass Minerals International Inc(c) 4.88%, 07/15/2024	944,212
	Constellium SE(c)
500,000	5.75%, 05/15/2024	511,250
305,000	6.63%, 03/01/2025(d)	316,438
530,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	491,575
	Freeport-McMoRan Inc
540,000	6.88%, 02/15/2023	568,350
265,000	5.45%, 03/15/2043	242,475
1,230,000	GCP Applied Technologies Inc(c) 5.50%, 04/15/2026	1,248,450
515,000	Hudbay Minerals Inc(c) 7.63%, 01/15/2025	531,738
630,000	Ingevity Corp(c) 4.50%, 02/01/2026	611,100
345,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(c) 7.00%, 04/15/2025	349,313
	Mercer International Inc
230,000	7.75%, 12/01/2022	238,625
310,000	6.50%, 02/01/2024	320,850
135,000	7.38%, 01/15/2025(c)	143,438
280,000	5.50%, 01/15/2026	278,600
220,000	New Gold Inc(c) 6.25%, 11/15/2022	205,150
	Novelis Corp(c)
625,000	6.25%, 08/15/2024	655,287
800,000	5.88%, 09/30/2026	810,000
585,000	PQ Corp(c) 5.75%, 12/15/2025	591,581
1,035,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	1,203,187
	Starfruit Finco BV / Starfruit US Holdco LLC(c)
100,000	EUR, 6.50%, 10/01/2026	114,662
760,000	8.00%, 10/01/2026(d)	780,900
	Steel Dynamics Inc
258,000	5.25%, 04/15/2023	262,515
295,000	5.50%, 10/01/2024	305,694
90,000	4.13%, 09/15/2025	89,550
205,000	5.00%, 12/15/2026	213,713
	Syngenta Finance NV(c)
580,000	4.89%, 04/24/2025	604,999
580,000	5.18%, 04/24/2028	603,108
365,000	Teck Resources Ltd 3.75%, 02/01/2023	371,302
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 240,000	Tronox Finance PLC(c) 5.75%, 10/01/2025	$ 232,800
565,000	WR Grace & Co-Conn(c) 5.63%, 10/01/2024	608,787
		19,304,311
Communications — 13.90%
200,000	Altice Financing SA(c) 6.63%, 02/15/2023	205,000
1,215,000	Altice France SA(c) 7.38%, 05/01/2026	1,245,375
	Altice Luxembourg SA(c)
300,000	7.63%, 02/15/2025	282,188
480,000	10.50%, 05/15/2027	493,200
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	46,477
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
850,000	5.88%, 04/01/2024	888,250
840,000	5.75%, 02/15/2026	880,950
620,000	5.50%, 05/01/2026	648,861
1,475,000	5.38%, 06/01/2029(d)	1,522,937
695,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	707,163
195,000	CommScope Finance LLC(c) 6.00%, 03/01/2026	199,875
125,000	CommScope Inc(c) 5.50%, 03/01/2024	128,281
	CommScope Technologies LLC(c)
1,125,000	6.00%, 06/15/2025	1,054,361
80,000	5.00%, 03/15/2027	69,600
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	406,600
765,000	5.13%, 12/15/2021(c)	765,000
890,000	5.25%, 06/01/2024	924,487
420,000	7.75%, 07/15/2025(c)(d)	454,398
400,000	10.88%, 10/15/2025(c)	458,752
1,380,000	7.50%, 04/01/2028(c)	1,514,964
405,000	Digicel Ltd(c) 6.75%, 03/01/2023	226,800
1,275,000	DISH DBS Corp 5.88%, 11/15/2024	1,206,469
	Entercom Media Corp(c)
515,000	7.25%, 11/01/2024	542,681
460,000	6.50%, 05/01/2027	478,400
795,000	Frontier Communications Corp(c) 8.50%, 04/01/2026	771,150
215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(c) 5.25%, 12/01/2027	222,525
760,000	Gray Television Inc(c) 7.00%, 05/15/2027	824,600
	iHeartCommunications Inc
239,691	6.38%, 05/01/2026(d)	254,372
482,252	8.38%, 05/01/2027	505,169

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Level 3 Financing Inc
$ 380,000	5.63%, 02/01/2023	$ 384,735
930,000	5.25%, 03/15/2026	962,550
655,000	Match Group Inc(c) 5.00%, 12/15/2027	686,047
765,000	Meredith Corp 6.88%, 02/01/2026	811,764
	Netflix Inc
45,000	5.88%, 02/15/2025	49,613
385,000	4.88%, 04/15/2028	397,994
795,000	5.88%, 11/15/2028	880,160
230,000	6.38%, 05/15/2029(c)	261,407
975,000	Nexstar Broadcasting Inc(c) 5.63%, 08/01/2024	1,010,061
170,000	Nexstar Escrow Inc(c) 5.63%, 07/15/2027	174,250
540,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	558,225
570,000	Plantronics Inc(c) 5.50%, 05/31/2023	567,150
140,000	Quebecor Media Inc 5.75%, 01/15/2023	149,800
244,000	Sinclair Television Group Inc(c) 5.63%, 08/01/2024	249,490
	Sirius XM Radio Inc(c)
375,000	6.00%, 07/15/2024	385,406
800,000	5.00%, 08/01/2027	813,920
1,245,000	Sprint Capital Corp 6.88%, 11/15/2028	1,288,575
	Sprint Corp
815,000	7.25%, 09/15/2021	865,937
1,790,000	7.88%, 09/15/2023	1,946,625
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	265,850
825,000	6.38%, 03/01/2025	856,762
220,000	4.50%, 02/01/2026	225,225
140,000	5.38%, 04/15/2027	149,800
530,000	4.75%, 02/01/2028	546,059
130,000	Townsquare Media Inc(c) 6.50%, 04/01/2023	128,050
440,000	Tribune Media Co 5.88%, 07/15/2022	447,656
400,000	Unitymedia GmbH(c) 6.13%, 01/15/2025	416,100
570,000	Univision Communications Inc(c) 5.13%, 02/15/2025	542,213
505,000	Videotron Ltd 5.00%, 07/15/2022	528,988
570,000	Virgin Media Finance PLC(c) 5.75%, 01/15/2025	589,944
	Ziggo BV(c)
260,000	5.50%, 01/15/2027	264,475
Principal Amount(a)		Fair Value
Communications — (continued)
$ 540,000	6.00%, 01/15/2027	$ 541,350
		35,875,066
Consumer, Cyclical — 10.51%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
505,000	4.25%, 05/15/2024(d)	510,681
1,000,000	5.00%, 10/15/2025	1,007,800
720,000	Allison Transmission Inc(c) 4.75%, 10/01/2027	714,600
	AMC Entertainment Holdings Inc
360,000	5.75%, 06/15/2025(d)	333,468
300,000	5.88%, 11/15/2026	268,500
280,000	6.13%, 05/15/2027(d)	249,200
460,000	American Builders & Contractors Supply Co Inc(c) 5.75%, 12/15/2023	476,675
	Beacon Roofing Supply Inc
310,000	6.38%, 10/01/2023	322,013
350,000	4.88%, 11/01/2025(c)	346,500
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	206,287
245,000	6.00%, 08/15/2026	257,556
825,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.25%, 10/15/2025	825,000
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	370,475
215,000	4.88%, 06/01/2023	217,688
285,000	Cirsa Finance International SARL(c) 7.88%, 12/20/2023	301,388
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	282,150
90,000	6.00%, 09/15/2026	98,325
360,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	373,752
615,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	635,572
85,000	IAA Inc(c) 5.50%, 06/15/2027	88,400
585,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(c) 6.75%, 11/15/2021	600,912
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c)
315,000	5.00%, 06/01/2024	325,238
510,000	5.25%, 06/01/2026	534,857
230,000	4.75%, 06/01/2027	235,750
350,000	Lennar Corp 5.88%, 11/15/2024	383,687
	Lions Gate Capital Holdings LLC(c)
565,000	6.38%, 02/01/2024	593,956
580,000	5.88%, 11/01/2024	594,500

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Live Nation Entertainment Inc(c)
$ 225,000	4.88%, 11/01/2024	$ 231,469
520,000	5.63%, 03/15/2026	545,350
	Mattamy Group Corp(c)
585,000	6.88%, 12/15/2023	609,131
180,000	6.50%, 10/01/2025	189,675
870,000	Navistar International Corp(c) 6.63%, 11/01/2025	911,325
405,000	Newell Rubbermaid Inc 4.20%, 04/01/2026	402,351
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(c)
85,000	6.25%, 05/15/2026	88,294
425,000	8.50%, 05/15/2027	437,750
455,000	Penn National Gaming Inc(c) 5.63%, 01/15/2027	449,312
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	435,912
440,000	5.38%, 12/01/2024	452,100
425,000	5.50%, 05/15/2026	443,062
	PulteGroup Inc
240,000	5.50%, 03/01/2026	259,200
700,000	7.88%, 06/15/2032	833,000
920,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(c) 6.13%, 08/15/2021	933,800
680,000	Sabre Global Inc(c) 5.38%, 04/15/2023	695,300
	Scientific Games International Inc
796,000	10.00%, 12/01/2022	834,805
620,000	8.25%, 03/15/2026(c)	650,994
	Six Flags Entertainment Corp(c)
550,000	4.88%, 07/31/2024	558,250
925,000	5.50%, 04/15/2027	962,000
	Staples Inc(c)
1,000,000	7.50%, 04/15/2026	994,110
615,000	10.75%, 04/15/2027	611,925
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	453,100
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	505,778
	WMG Acquisition Corp(c)
485,000	5.00%, 08/01/2023	494,700
160,000	5.50%, 04/15/2026	165,184
365,000	Wolverine World Wide Inc(c) 5.00%, 09/01/2026	360,437
445,000	Wyndham Hotels & Resorts Inc(c) 5.38%, 04/15/2026	465,581
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,005,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	$ 1,008,769
		27,137,594
Consumer, Non-Cyclical — 8.88%
475,000	Air Medical Group Holdings Inc(c)(d) 6.38%, 05/15/2023	425,125
390,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC(c) 7.50%, 03/15/2026	416,325
635,000	ASP AMC Merger Sub Inc(c)(d) 8.00%, 05/15/2025	381,000
1,795,000	Aveta Inc(d)(e)(f)(g) 7.00%, 04/01/2019	180
	Bausch Health Americas Inc(c)
545,000	9.25%, 04/01/2026	609,746
590,000	8.50%, 01/31/2027	648,717
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	247,630
730,000	7.00%, 03/15/2024(c)	775,698
740,000	6.13%, 04/15/2025(c)	754,800
165,000	5.50%, 11/01/2025(c)	172,013
460,000	9.00%, 12/15/2025(c)	513,958
155,000	5.75%, 08/15/2027(c)	162,902
200,000	7.00%, 01/15/2028(c)	207,250
400,000	7.25%, 05/30/2029(c)(d)	416,000
445,000	Carriage Services Inc(c) 6.63%, 06/01/2026	456,125
	Centene Corp
240,000	4.75%, 05/15/2022	245,100
730,000	6.13%, 02/15/2024	764,675
240,000	5.38%, 06/01/2026(c)	252,300
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	919,187
210,000	8.00%, 03/15/2026(c)	201,816
393,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(c) 6.00%, 07/15/2023	282,960
440,000	Fresh Market Inc(c) 9.75%, 05/01/2023	299,200
505,000	Gartner Inc(c) 5.13%, 04/01/2025	520,862
	HCA Inc
55,000	7.50%, 02/15/2022	60,638
460,000	5.00%, 03/15/2024	500,915
675,000	5.25%, 06/15/2026	747,100
240,000	Hologic Inc(c) 4.38%, 10/15/2025	243,300
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(c)	632,834
40,000	4.00%, 03/01/2026(c)	41,387

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 250,000	4.75%, 08/01/2028	$ 273,105
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(c) 6.38%, 08/01/2023	734,850
	Lamb Weston Holdings Inc(c)
50,000	4.63%, 11/01/2024	51,813
835,000	4.88%, 11/01/2026	868,400
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c) 5.50%, 04/15/2025	308,200
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	447,200
125,000	4.88%, 06/15/2025(c)	126,875
320,000	Nielsen Co Luxembourg SARL(c)(d) 5.00%, 02/01/2025	314,400
745,000	Nielsen Finance LLC / Nielsen Finance Co(c) 5.00%, 04/15/2022	744,069
420,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(c) 6.63%, 05/15/2022	401,100
420,000	Par Pharmaceutical Inc(c) 7.50%, 04/01/2027	412,650
205,000	Refinitiv US Holdings Inc(c) 6.25%, 05/15/2026	210,843
	Service Corp International
910,000	5.38%, 05/15/2024	936,162
290,000	7.50%, 04/01/2027	346,550
175,000	4.63%, 12/15/2027	178,719
600,000	5.13%, 06/01/2029	631,500
	Spectrum Brands Inc
7,000	6.63%, 11/15/2022	7,168
400,000	6.13%, 12/15/2024	412,000
	Tenet Healthcare Corp
565,000	6.00%, 10/01/2020	582,656
275,000	4.63%, 07/15/2024	278,437
475,000	6.25%, 02/01/2027(c)	489,250
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024(d)	419,691
685,000	6.75%, 03/01/2028	631,912
735,000	TMS International Corp(c) 7.25%, 08/15/2025	711,112
	WellCare Health Plans Inc
305,000	5.25%, 04/01/2025	317,962
190,000	5.38%, 08/15/2026(c)	201,400
		22,937,767
Energy — 10.57%
	Aker BP ASA(c)
220,000	4.75%, 06/15/2024	226,754
850,000	5.88%, 03/31/2025	897,812
	Antero Resources Corp
740,000	5.38%, 11/01/2021	730,750
Principal Amount(a)		Fair Value
Energy — (continued)
$ 180,000	5.63%, 06/01/2023	$ 173,925
475,000	Apergy Corp 6.38%, 05/01/2026	478,562
	Ascent Resources Utica Holdings LLC / ARU Finance Corp(c)
393,000	10.00%, 04/01/2022	416,049
265,000	7.00%, 11/01/2026	241,813
240,000	Baytex Energy Corp(c) 5.63%, 06/01/2024	229,200
307,000	California Resources Corp(c)(d) 8.00%, 12/15/2022	231,401
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	419,821
134,575	CHC Group LLC / CHC Finance Ltd(h)(i) 0.00%, 10/01/2020	37,681
	Cheniere Corpus Christi Holdings LLC
1,052,000	5.88%, 03/31/2025	1,171,665
560,000	5.13%, 06/30/2027	608,300
	Chesapeake Energy Corp
175,000	5.75%, 03/15/2023	164,063
565,000	8.00%, 01/15/2025(d)	521,212
220,000	8.00%, 06/15/2027	192,364
460,000	Comstock Resources Inc 9.75%, 08/15/2026	353,050
1,100,000	Covey Park Energy LLC / Covey Park Finance Corp(c) 7.50%, 05/15/2025	792,000
520,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	559,000
	Denbury Resources Inc(c)
476,000	9.00%, 05/15/2021	468,860
180,000	7.75%, 02/15/2024	149,400
965,000	Diamondback Energy Inc 5.38%, 05/31/2025	1,013,250
755,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	794,637
	Energy Transfer Operating LP
1,060,000	6.63%, Perpetual(b)(j) 3-mo. LIBOR + 4.15%	991,100
720,000	5.88%, 01/15/2024	800,193
250,000	5.50%, 06/01/2027	279,343
380,000	Ensco Rowan PLC(d) 7.75%, 02/01/2026	283,100
390,000	EP Energy LLC / Everest Acquisition Finance Inc(c) 7.75%, 05/15/2026	348,075
960,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(c) 5.63%, 02/15/2026	987,600
875,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 6.00%, 08/01/2024	910,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 595,000	Indigo Natural Resources LLC(c) 6.88%, 02/15/2026	$ 534,012
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	134,461
360,000	7.75%, 01/15/2032	492,902
	MEG Energy Corp(c)
280,000	6.38%, 01/30/2023	266,700
700,000	6.50%, 01/15/2025	703,500
	Nabors Industries Inc
75,000	5.50%, 01/15/2023	70,125
800,000	5.75%, 02/01/2025	709,000
125,000	Newfield Exploration Co 5.75%, 01/30/2022	133,749
220,000	Nine Energy Service Inc(c) 8.75%, 11/01/2023	214,500
	Noble Holding International Ltd
210,000	7.75%, 01/15/2024(d)	160,125
275,000	7.88%, 02/01/2026(c)	236,588
	Oasis Petroleum Inc
873,000	6.88%, 03/15/2022	868,089
485,000	6.25%, 05/01/2026(c)(d)	469,237
620,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	599,850
270,000	SemGroup Corp / Rose Rock Finance Corp 5.63%, 07/15/2022	266,155
	SESI LLC
330,000	7.13%, 12/15/2021	230,175
185,000	7.75%, 09/15/2024	118,863
	Seventy Seven Energy Inc(e)(f)(g)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
275,000	5.00%, 01/15/2024	252,313
600,000	6.75%, 09/15/2026(d)	562,500
190,000	6.63%, 01/15/2027	175,750
445,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	450,006
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
220,000	6.50%, 07/15/2027(c)	239,800
375,000	5.00%, 01/15/2028	375,938
140,000	6.88%, 01/15/2029(c)	155,050
	Transocean Inc
17,000	9.00%, 07/15/2023(c)	18,105
235,000	7.50%, 04/15/2031	199,750
354,375	Transocean Pontus Ltd(c) 6.13%, 08/01/2025	365,006
235,000	Transocean Poseidon Ltd(c) 6.88%, 02/01/2027	248,366
360,000	Transocean Sentry Ltd(c) 5.38%, 05/15/2023	360,450
Principal Amount(a)		Fair Value
Energy — (continued)
	USA Compression Partners LP / USA Compression Finance Corp
$ 470,000	6.88%, 04/01/2026	$ 496,978
125,000	6.88%, 09/01/2027(c)	131,264
70,000	Vermilion Energy Inc(c) 5.63%, 03/15/2025	68,600
245,000	Whiting Petroleum Corp(d) 6.63%, 01/15/2026	236,272
	Williams Cos Inc
39,000	7.75%, 06/15/2031	51,392
240,000	8.75%, 03/15/2032	341,416
	WPX Energy Inc
355,000	8.25%, 08/01/2023	404,700
450,000	5.75%, 06/01/2026	465,750
		27,278,475
Financial — 8.34%
510,000	Alliance Data Systems Corp(c) 5.38%, 08/01/2022	516,630
1,690,000	Ally Financial Inc 8.00%, 11/01/2031	2,233,690
570,000	American International Group Inc 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	729,600
	Bank of America Corp(b)(j)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	243,000
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	293,718
	CIT Group Inc
95,000	5.00%, 08/15/2022	100,463
635,000	5.00%, 08/01/2023	677,862
320,000	5.25%, 03/07/2025	350,800
	CNO Financial Group Inc
475,000	5.25%, 05/30/2025	511,812
390,000	5.25%, 05/30/2029	422,175
	Credit Acceptance Corp
315,000	7.38%, 03/15/2023	327,206
210,000	6.63%, 03/15/2026(c)	220,763
620,000	Credit Suisse Group AG(c)(j) 6.25%, Perpetual	645,575
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	309,293
900,000	Equinix Inc REIT 5.38%, 05/15/2027	964,773
375,000	ESH Hospitality Inc REIT(c) 5.25%, 05/01/2025	384,375
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	321,437
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	280,500
445,000	8.25%, 04/15/2025	382,700
385,000	goeasy Ltd(c) 7.88%, 11/01/2022	403,287
645,000	Howard Hughes Corp(c) 5.38%, 03/15/2025	666,414

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
$ 330,000	5.88%, 02/01/2022	$ 333,300
340,000	6.25%, 02/01/2022	349,350
350,000	6.75%, 02/01/2024	363,563
175,000	6.25%, 05/15/2026(c)	176,969
	Iron Mountain Inc REIT(c)
655,000	4.88%, 09/15/2027	649,269
135,000	5.25%, 03/15/2028	135,169
	iStar Inc REIT
345,000	6.00%, 04/01/2022	353,625
160,000	5.25%, 09/15/2022	163,800
393,000	Lloyds Banking Group PLC(j) 7.50%, Perpetual	413,141
750,000	LPL Holdings Inc(c) 5.75%, 09/15/2025	767,812
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
200,000	5.63%, 05/01/2024	215,500
220,000	4.50%, 01/15/2028	218,350
	Nationstar Mortgage Holdings Inc(c)
450,000	8.13%, 07/15/2023	459,000
145,000	9.13%, 07/15/2026	147,175
405,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	405,616
640,000	Provident Funding Associates LP / PFG Finance Corp(c) 6.38%, 06/15/2025	601,600
125,000	Realogy Group LLC / Realogy Co-Issuer Corp(c) 9.38%, 04/01/2027	109,531
	Royal Bank of Scotland Group PLC(j)
495,000	7.50%, Perpetual	507,375
833,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	1,084,982
	Springleaf Finance Corp
485,000	6.88%, 03/15/2025	531,065
240,000	7.13%, 03/15/2026	262,278
230,000	6.63%, 01/15/2028	241,500
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	545,400
376,000	Stearns Holdings LLC(c) 9.38%, 08/15/2020	357,200
465,000	TMX Finance LLC / TitleMax Finance Corp(c) 11.13%, 04/01/2023	439,425
715,000	WeWork Cos Inc(c)(d) 7.88%, 05/01/2025	705,419
		21,523,487
Industrial — 10.88%
320,000	Amsted Industries Inc(c) 5.63%, 07/01/2027	333,600
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 218,287	ARD Securities Finance SARL(c)(d)(k) 8.75%, 01/31/2023 PIK rate, 8.75%	$ 219,924
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c)
990,000	7.25%, 05/15/2024	1,043,212
240,000	6.00%, 02/15/2025	248,400
615,000	ATS Automation Tooling Systems Inc(c) 6.50%, 06/15/2023	634,987
215,000	Berry Global Escrow Corp(c) 5.63%, 07/15/2027	223,600
	Berry Global Inc
310,000	5.13%, 07/15/2023	316,913
85,000	4.50%, 02/15/2026(c)	83,831
700,000	BMC East LLC(c) 5.50%, 10/01/2024	709,625
820,000	Boise Cascade Co(c) 5.63%, 09/01/2024	836,400
	Bombardier Inc(c)
100,000	8.75%, 12/01/2021	109,000
725,000	7.50%, 12/01/2024	739,500
480,000	7.88%, 04/15/2027	480,600
370,000	Briggs & Stratton Corp 6.88%, 12/15/2020	384,800
	Builders FirstSource Inc(c)
655,000	5.63%, 09/01/2024	675,089
105,000	6.75%, 06/01/2027	110,775
250,000	BWAY Holding Co(c) 5.50%, 04/15/2024	250,156
515,000	CEMEX Finance LLC(c) 6.00%, 04/01/2024	530,450
815,000	Cemex SAB de CV(c) 6.13%, 05/05/2025	852,694
	Clean Harbors Inc(c)
300,000	4.88%, 07/15/2027	304,905
170,000	5.13%, 07/15/2029	173,400
600,000	Cornerstone Building Brands Inc(c)(d) 8.00%, 04/15/2026	584,250
260,000	CPG Merger Sub LLC(c) 8.00%, 10/01/2021	263,575
185,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	190,088
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	748,650
	Energizer Holdings Inc(c)
180,000	6.38%, 07/15/2026(d)	184,950
40,000	7.75%, 01/15/2027	43,293
517,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	517,323
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	751,712
545,000	Greif Inc(c) 6.50%, 03/01/2027	562,712

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 750,000	Itron Inc(c) 5.00%, 01/15/2026	$ 766,875
680,000	James Hardie International Finance Designated Activity Co(c) 5.00%, 01/15/2028	676,600
	JELD-WEN Inc(c)
355,000	4.63%, 12/15/2025	348,344
310,000	4.88%, 12/15/2027	299,925
210,000	Kaman Corp(b) 3.25%, 05/01/2024	246,225
450,000	Legrand France SA 8.50%, 02/15/2025	572,222
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	497,963
190,000	MasTec Inc 4.88%, 03/15/2023	192,613
745,000	Oshkosh Corp 5.38%, 03/01/2025	772,937
235,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	235,000
945,000	RBS Global Inc / Rexnord LLC(c) 4.88%, 12/15/2025	954,450
310,000	Resideo Funding Inc(c) 6.13%, 11/01/2026	322,400
	Standard Industries Inc(c)
500,000	5.38%, 11/15/2024	517,500
50,000	6.00%, 10/15/2025	53,063
395,000	5.00%, 02/15/2027	399,938
45,000	4.75%, 01/15/2028	44,663
795,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	836,737
400,000	Tennant Co 5.63%, 05/01/2025	413,000
630,000	TopBuild Corp(c) 5.63%, 05/01/2026	644,175
	TransDigm Inc
105,000	6.50%, 05/15/2025	106,181
1,035,000	6.25%, 03/15/2026(c)	1,082,869
575,000	6.38%, 06/15/2026	582,187
930,000	TTM Technologies Inc(c) 5.63%, 10/01/2025	909,317
437,000	US Concrete Inc 6.38%, 06/01/2024	455,573
250,000	Vertiv Group Corp(c) 9.25%, 10/15/2024	239,375
105,000	Vertiv Intermediate Holding Corp(c)(k) 12.00%, 02/15/2022 PIK rate, 13.00%	101,325
780,000	Watco Cos LLC / Watco Finance Corp(c) 6.38%, 04/01/2023	791,700
755,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	745,562
680,000	Werner FinCo LP / Werner FinCo Inc(c)(d) 8.75%, 07/15/2025	576,300
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 560,000	Zekelman Industries Inc(c) 9.88%, 06/15/2023	$ 591,150
		28,084,583
Technology — 2.79%
	Dell International LLC / EMC Corp(c)
630,000	7.13%, 06/15/2024	665,107
1,395,000	6.02%, 06/15/2026	1,538,387
210,000	Dun & Bradstreet Corp(c) 6.88%, 08/15/2026	222,206
1,225,000	First Data Corp(c) 5.75%, 01/15/2024	1,259,453
1,149,000	Microchip Technology Inc 1.63%, 02/15/2027	1,353,637
360,000	Qorvo Inc 5.50%, 07/15/2026	380,988
256,000	Rackspace Hosting Inc(c)(d) 8.63%, 11/15/2024	234,880
880,000	SS&C Technologies Inc(c) 5.50%, 09/30/2027	913,000
660,000	Western Digital Corp 4.75%, 02/15/2026	647,493
		7,215,151
Utilities — 2.53%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,147,819
515,000	5.13%, 09/01/2027	543,325
	Calpine Corp
90,000	5.88%, 01/15/2024(c)	92,025
875,000	5.75%, 01/15/2025	868,437
355,000	5.25%, 06/01/2026(c)	361,213
125,000	GenOn Energy Inc(e)(f) 9.88%, 10/15/2020	56,725
27,099	GenOn Energy Inc / NRG Americas Inc(b) 9.04%, 12/01/2023 6-mo. LIBOR + 6.50%	26,862
	NRG Energy Inc
345,000	7.25%, 05/15/2026	379,931
410,000	6.63%, 01/15/2027	445,362
225,000	5.75%, 01/15/2028	241,313
445,000	5.25%, 06/15/2029(c)	474,481
320,000	Vistra Energy Corp(c) 8.13%, 01/30/2026	344,800
	Vistra Operations Co LLC(c)
110,000	3.55%, 07/15/2024	110,593
650,000	5.50%, 09/01/2026	686,562
265,000	5.63%, 02/15/2027	280,569
280,000	5.00%, 07/31/2027	289,617
190,000	4.30%, 07/15/2029	192,741
		6,542,375
TOTAL CORPORATE BONDS AND NOTES — 75.88% (Cost $193,136,150)		$195,898,809

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Communications — 2.05%
$ 254,000	8x8 Inc(c) 0.50%, 02/01/2024	$ 288,442
455,000	Booking Holdings Inc 0.35%, 06/15/2020	654,795
542,000	DISH Network Corp 3.38%, 08/15/2026	526,924
119,000	Etsy Inc(i) 0.00%, 03/01/2023	215,152
231,000	IAC Financeco 2 Inc(c) 0.88%, 06/15/2026	232,066
145,000	IAC Financeco Inc(c) 0.88%, 10/01/2022	218,816
220,000	Liberty Expedia Holdings Inc(c) 1.00%, 06/30/2047	219,626
190,000	Okta Inc 0.25%, 02/15/2023	492,311
624,000	Palo Alto Networks Inc(c) 0.75%, 07/01/2023	657,430
230,000	RingCentral Inc(i) 0.00%, 03/15/2023	344,764
508,000	Twitter Inc 1.00%, 09/15/2021	486,203
178,000	Wayfair Inc 0.38%, 09/01/2022	269,432
316,000	Wix.com Ltd(c)(i) 0.00%, 07/01/2023	385,520
190,000	Zendesk Inc 0.25%, 03/15/2023	290,738
		5,282,219
Consumer, Cyclical — 0.27%
175,000	Guess? Inc(c) 2.00%, 04/15/2024	163,695
443,000	Live Nation Entertainment Inc 2.50%, 03/15/2023	524,361
		688,056
Consumer, Non-Cyclical — 2.40%
490,000	BioMarin Pharmaceutical Inc 0.60%, 08/01/2024	508,681
422,000	Chegg Inc(c) 0.13%, 03/15/2025	423,524
509,000	DexCom Inc(c) 0.75%, 12/01/2023	597,007
394,000	Euronet Worldwide Inc(c) 0.75%, 03/15/2049	478,186
457,000	Exact Sciences Corp 0.38%, 03/15/2027	576,438
258,000	Illumina Inc(c)(i) 0.00%, 08/15/2023	297,719
328,000	Insulet Corp 1.38%, 11/15/2024	465,566
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	477,777
450,000	Medicines Co 2.50%, 01/15/2022	540,430
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	194,176
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 256,000	RH 2.55%, 06/15/2023	$ 232,507
489,000	Square Inc 0.50%, 05/15/2023	583,546
320,000	Teladoc Health Inc 1.38%, 05/15/2025	474,542
310,000	Wright Medical Group Inc 1.63%, 06/15/2023	340,031
		6,190,130
Energy — 0.25%
519,000	Chesapeake Energy Corp 5.50%, 09/15/2026	414,255
269,000	Oasis Petroleum Inc 2.63%, 09/15/2023	246,108
		660,363
Financial — 0.45%
470,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	573,067
584,000	JPMorgan Chase Financial Co LLC(c) 0.25%, 05/01/2023	590,191
		1,163,258
Industrial — 0.46%
251,000	Air Transport Services Group Inc 1.13%, 10/15/2024	255,635
201,000	Dycom Industries Inc 0.75%, 09/15/2021	196,035
440,000	Fortive Corp(c) 0.88%, 02/15/2022	454,977
264,000	II-VI Inc 0.25%, 09/01/2022	278,019
		1,184,666
Technology — 3.32%
385,000	Akamai Technologies Inc 0.13%, 05/01/2025	411,296
139,000	Alteryx Inc 0.50%, 06/01/2023	352,557
214,000	Carbonite Inc 2.50%, 04/01/2022	257,421
	Coupa Software Inc
68,000	0.38%, 01/15/2023	194,156
462,000	0.13%, 06/15/2025(c)	494,378
520,000	DocuSign Inc(c) 0.50%, 09/15/2023	535,925
136,000	Everbridge Inc 1.50%, 11/01/2022	363,215
169,000	HubSpot Inc 0.25%, 06/01/2022	314,812
84,000	Intel Corp 3.25%, 08/01/2039	197,598
183,000	j2 Global Inc 3.25%, 06/15/2029	255,051

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 278,000	New Relic Inc 0.50%, 05/01/2023	$ 296,598
148,000	Nice Systems Inc 1.25%, 01/15/2024	251,692
314,000	Nuance Communications Inc 1.25%, 04/01/2025	307,690
209,000	Nutanix Inc(i) 0.00%, 01/15/2023	195,139
	ON Semiconductor Corp
382,000	1.00%, 12/01/2020	469,284
425,000	1.63%, 10/15/2023	517,777
372,000	Pluralsight Inc(c) 0.38%, 03/01/2024	397,719
246,000	RealPage Inc 1.50%, 11/15/2022	368,522
311,000	ServiceNow Inc(i) 0.00%, 06/01/2022	644,802
496,000	Splunk Inc(c) 1.13%, 09/15/2025	555,103
192,000	Tabula Rasa HealthCare Inc(c) 1.75%, 02/15/2026	192,211
137,000	Twilio Inc 0.25%, 06/01/2023	274,788
180,000	Western Digital Corp(c) 1.50%, 02/01/2024	161,646
377,000	Workday Inc 0.25%, 10/01/2022	564,577
		8,573,957
Utilities — 0.20%
498,000	NRG Energy Inc 2.75%, 06/01/2048	531,904
TOTAL CONVERTIBLE BONDS — 9.40% (Cost $24,187,334)		$ 24,274,553
Shares
COMMON STOCK
Communications — 0.51%
1,460	Charter Communications Inc Class A(l)	576,963
26,899	Clear Channel Outdoor Holdings Inc(l)	126,963
11,439	iHeartMedia Inc Class A(l)	172,157
4,599	T-Mobile US Inc(l)	340,970
1,268	World Wrestling Entertainment Inc Class A	91,562
		1,308,615
Consumer, Cyclical — 0.31%
41,110	Caesars Entertainment Corp(l)	485,920
Shares		Fair Value
Consumer, Cyclical — (continued)
4,620	Live Nation Entertainment Inc(l)	$ 306,075
		791,995
Consumer, Non-Cyclical — 0.09%
3,415	Advanz Pharma Corp(l)	56,406
670	Anthem Inc	189,081
		245,487
Energy — 0.14%
12,670	Cenovus Energy Inc	111,747
1,295	Exxon Mobil Corp	99,236
2,318	Hess Corp	147,356
70	MWO Holdings LLC(g)(l)	2,368
4,765	Nine Point Energy(g)(l)	9,530
		370,237
Financial — 0.39%
17,030	Ally Financial Inc	527,760
3,445	Bank of America Corp	99,905
7,486	CIT Group Inc	393,314
		1,020,979
Industrial — 0.08%
1,360	Stanley Black & Decker Inc	196,670
491	Tervita Corp(l)	2,549
		199,219
Technology — 0.21%
6,397	Advanced Micro Devices Inc(l)	194,277
20,448	Avaya Holdings Corp(l)	243,535
538	Lam Research Corp	101,058
		538,870
TOTAL COMMON STOCK — 1.73% (Cost $5,655,992)		$ 4,475,402

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.18%
8,622	International Flavors & Fragrances Inc 6.00%	$ 462,568
Consumer, Non-Cyclical — 0.65%
13,524	Becton Dickinson & Co 6.13%	839,152
756	Danaher Corp 4.75%	830,542
		1,669,694
Energy — 0.01%
101	Nine Point Energy 0.00%(g)	20,200
Financial — 0.94%
801	Bank of America Corp 7.25%	1,097,690
456	Crown Castle International Corp Series A REIT 6.88%	545,274
15,268	EPR Properties Series C REIT 5.75%(d)	489,237
2,625	QTS Realty Trust Inc REIT 6.50%	292,037
		2,424,238
Industrial — 0.26%
449	Fortive Corp 5.00%	462,464
3,612	Rexnord Corp 5.75%	220,802
		683,266
Utilities — 0.71%
8,636	American Electric Power Co Inc 2.95%	458,744
3,768	DTE Energy Co 6.50%	210,704
6,827	NextEra Energy Inc 6.12%	446,349
6,344	Sempra Energy 6.00%	717,615
		1,833,412
TOTAL CONVERTIBLE PREFERRED STOCK — 2.75% (Cost $6,987,830)		$ 7,093,378
PREFERRED STOCK
Financial — 0.36%
16,517	GMAC Capital Trust I(b)	431,589
365	Wells Fargo & Co	498,408
TOTAL PREFERRED STOCK — 0.36% (Cost $920,497)		$ 929,997
Shares		Fair Value
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(g)(l)	$ 22,673
TOTAL RIGHTS — 0.01% (Cost $27,012)		$ 22,673
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 7.13%
$18,400,000	Federal Home Loan Bank 2.13%, 07/01/2019	18,397,853
Repurchase Agreements — 4.45%
2,727,027	Undivided interest of 5.26% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $2,727,027 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(m)	2,727,027
2,727,027	Undivided interest of 5.60% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $2,727,027 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(m)	2,727,027
2,727,027	Undivided interest of 5.60% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $2,727,027 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(m)	2,727,027

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 573,174	Undivided interest of 6.99% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $573,174 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(m)	$ 573,174
2,727,027	Undivided interest of 8.53% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $2,727,027 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(m)	2,727,027
		11,481,282
SHORT TERM INVESTMENTS — 11.58% (Cost $29,879,135)		$ 29,879,135
TOTAL INVESTMENTS — 107.70% (Cost $276,841,346)		$278,035,161
OTHER ASSETS & LIABILITIES, NET — (7.70)%		$ (19,870,373)
TOTAL NET ASSETS — 100.00%		$258,164,788
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at June 28, 2019.
(e)	Security in bankruptcy at June 28, 2019.
(f)	Security in default.
(g)	Security is fair valued using significant unobservable inputs.
(h)	Restricted security; further details of these securities are included in a subsequent table.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$136,751	$37,681	0.01%

At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
SSB	USD	148,158	CAD	198,900	July 17, 2019	$(3,796)
SSB	USD	432,786	EUR	383,400	September 18, 2019	(6,030)
WES	USD	3,079	CAD	4,100	July 17, 2019	(54)
					Net Depreciation	$(9,880)
Counterparty Abbreviations:
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Putnam High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $9,854,679 of securities on loan)(a)	$266,553,879
Repurchase agreements, fair value(b)	11,481,282
Cash	248,515
Cash denominated in foreign currencies, fair value(c)	411
Dividends and interest receivable	3,124,497
Subscriptions receivable	74,966
Receivable for investments sold	23,306,183
Total Assets	304,789,733
LIABILITIES:
Payable for director fees	3,056
Payable for investments purchased	34,163,621
Payable for other accrued fees	80,082
Payable for shareholder services fees	2,057
Payable to investment adviser	129,931
Payable upon return of securities loaned	11,481,282
Redemptions payable	755,036
Unrealized depreciation on forward foreign currency contracts	9,880
Total Liabilities	46,624,945
NET ASSETS	$258,164,788
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,770,827
Paid-in capital in excess of par	270,407,631
Total distributable earnings	(15,013,670)
NET ASSETS	$258,164,788
NET ASSETS BY CLASS
Investor Class	$7,668,585
Institutional Class	$250,496,203
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	994,067
Institutional Class	26,714,204
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.71
Institutional Class	$9.38
(a) Cost of investments	$265,360,064
(b) Cost of repurchase agreements	$11,481,282
(c) Cost of cash denominated in foreign currencies	$410
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Putnam High Yield Bond Fund
INVESTMENT INCOME:
Interest	$7,722,177
Income from securities lending	70,586
Dividends	79,893
Foreign withholding tax	(71)
Total Income	7,872,585
EXPENSES:
Management fees	898,789
Shareholder services fees – Investor Class	14,117
Audit and tax fees	22,369
Custodian fees	25,722
Director's fees	10,228
Legal fees	1,541
Pricing fees	47,771
Registration fees	23,323
Transfer agent fees	4,254
Other fees	351
Total Expenses	1,048,465
Less amount waived by investment adviser	98,005
Net Expenses	950,460
NET INVESTMENT INCOME	6,922,125
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(5,716,877)
Net realized gain on forward foreign currency contracts	67,506
Net Realized Loss	(5,649,371)
Net change in unrealized appreciation on investments and foreign currency translations	22,888,852
Net change in unrealized depreciation on forward foreign currency contracts	(58,502)
Net Change in Unrealized Appreciation	22,830,350
Net Realized and Unrealized Gain	17,180,979
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,103,104
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Putnam High Yield Bond Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$6,922,125	$17,035,910
Net realized loss	(5,649,371)	(3,198,258)
Net change in unrealized appreciation (depreciation)	22,830,350	(22,799,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,103,104	(8,961,439)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(219,879)	(659,855)
Institutional Class	(6,247,768)	(17,438,071)
From Net Investment Income and Net Realized Gains	(6,467,647)	(18,097,926)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	934,788	2,207,516
Institutional Class	17,714,874	41,876,309
Shares issued in reinvestment of distributions
Investor Class	219,879	659,855
Institutional Class	6,247,768	17,438,071
Shares redeemed
Investor Class	(2,345,111)	(3,513,278)
Institutional Class	(30,159,685)	(97,612,191)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,387,487)	(38,943,718)
Total Increase (Decrease) in Net Assets	10,247,970	(66,003,083)
NET ASSETS:
Beginning of Period	247,916,818	313,919,901
End of Period	$258,164,788	$247,916,818
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	121,998	277,080
Institutional Class	1,896,332	4,372,782
Shares issued in reinvestment of distributions
Investor Class	28,519	88,042
Institutional Class	666,784	1,927,246
Shares redeemed
Investor Class	(304,296)	(441,324)
Institutional Class	(3,266,859)	(10,263,941)
Net Decrease	(857,522)	(4,040,115)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 7.23	0.20	0.51	0.71	(0.23)	-	(0.23)	$7.71	9.78% (d)
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	(0.59)	-	(0.59)	$7.23	(3.92%)
12/31/2017	$ 8.10	0.41	0.12	0.53	(0.50)	-	(0.50)	$8.13	6.62%
12/31/2016	$ 7.46	0.41	0.73	1.14	(0.50)	-	(0.50)	$8.10	15.54%
12/31/2015	$ 8.33	0.42	(0.79)	(0.37)	(0.50)	-	(0.50)	$7.46	(4.69%)
12/31/2014	$ 8.54	0.42	(0.24)	0.18	(0.39)	-	(0.39)	$8.33	2.09%
Institutional Class
06/28/2019(Unaudited)	$ 8.74	0.25	0.63	0.88	(0.24)	-	(0.24)	$9.38	10.05% (d)
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	(0.61)	-	(0.61)	$8.74	(3.58%)
12/31/2017	$ 9.55	0.52	0.14	0.66	(0.52)	-	(0.52)	$9.69	7.03%
12/31/2016	$ 8.72	0.51	0.85	1.36	(0.53)	-	(0.53)	$9.55	15.87%
12/31/2015 (e)	$10.00	0.35	(1.10)	(0.75)	(0.53)	-	(0.53)	$8.72	(7.71%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 7,669	1.69% (g)	1.10% (g)	5.19% (g)	35% (d)
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
12/31/2015	$ 11,277	1.10%	1.10%	4.98%	56%
12/31/2014	$337,233	1.10%	1.10%	4.80%	53%
Institutional Class
06/28/2019 (Unaudited)	$250,496	0.81% (g)	0.75% (g)	5.56% (g)	35% (d)
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
12/31/2015 (e)	$289,219	0.75% (g)	0.75% (g)	5.49% (g)	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 28, 2019

As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 15,461,214	$ —	$ 15,461,214
Corporate Bonds and Notes	—	195,898,571	238	195,898,809
Convertible Bonds	—	24,274,553	—	24,274,553
Common Stock	4,463,504	—	11,898	4,475,402
Convertible Preferred Stock	—	7,073,178	20,200	7,093,378
Preferred Stock	431,589	498,408	—	929,997
Rights	—	—	22,673	22,673
Short Term Investments	—	29,879,135	—	29,879,135
Total Assets	$ 4,895,093	$ 273,085,059	$ 55,009	$ 278,035,161
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	(9,880)	—	—	(9,880)
Total Liabilities	$ (9,880)	$ 0	$ 0	$ (9,880)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 28, 2019

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$276,864,038
Gross unrealized appreciation on investments	7,599,918
Gross unrealized depreciation on investments	(6,438,675)
Net unrealized appreciation on investments	$1,161,243
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 28, 2019

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $1,442,657 in forward contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(9,880)
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$67,506	Net change in unrealized depreciation on forward foreign currency contracts	$(58,502)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(9,880)	$—	$—	$—	$(9,880)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2019

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed to the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$105,377	$146,075	$98,005	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $83,659,207 and $90,222,106, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $9,854,679 and received collateral as reported on the Statement of Assets and Liabilities of

Semi-Annual Report - June 28, 2019

$11,481,282 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$11,281,507
Convertible Preferred Stock	199,775
Total secured borrowings	$11,481,282
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Effective July 1, 2019, the Great-West Putnam High Yield Bond Fund name will change to the Great-West High Yield Bond Fund.
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Putnam High Yield Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-year period ended December 31, 2018, in the second quintile of its performance universe for each of the three- and ten-year periods ended December 31, 2018, and in the third quintile of its performance universe for the five-year period ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers). With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the fourth and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also noted that the Fund’s annualized returns underperformed its benchmark index for each period reviewed. In evaluating the performance data, the Board took into account the Sub-Adviser’s performance commentary, including, among other things, developments impacting the high yield market, investor sentiment and sector- and security-level factors contributing to or detracting from relative performance. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the median management fees of its respective peer group of funds. The Board also noted that the Fund’s Investor Class total expense ratio was above the median expense ratio of its peer group, ranking in the fifth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). Although the Fund’s Institutional Class total annual operating expense ratio was also above the median expense ratio of its peer group, it was in the fourth quintile, with a percentile ranking relative to the peer group of 67%. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019